VOYAGE REVENUES	6 Months Ended
Jun. 30, 2023
VOYAGE REVENUES [Abstract]
VOYAGE REVENUES
3. VOYAGE REVENUES

Our voyage revenues consist of time charter revenues and spot charter revenues with the following split for the six-month periods ended June 30, 2023 and June 30, 2022:

All amounts in USD ‘000	2023	2022
Spot charter revenues	196,803	100,170
Time charter revenues	23,731	24,009
Total Voyage Revenues	220,534	124,179

Our voyage contracts have a duration of one year or less and we applied the exemption related to excluding the disclosure of remaining performance obligations.

As of June 30, 2023, and December 31, 2022, the Company has capitalized fulfilment cost of $1.9 million and $1.3 million, respectively.

The future minimum revenues as of June 30, 2023 related to time charter revenues are as follows:

All amounts in USD ‘000	Amount
2023	14,469
2024	17,202
2025	17,155
2026	17,155
2027	17,155
Thereafter	7,406
Future minimum revenues	90,542

As of June 30, 2023, the Company has four vessels on time charter contracts, where two of the vessels are on long-term time charter contracts for a six-year period. There are no options included in the long-term time charter agreements to extend the charter periods.